Property, plant and equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		$ 3,881,926
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		0
Additions		10,136
Disposals		(9)
Depreciation charge		(1,978)
Right-of-use assets - end of year		8,149	$ 0
Property, plant and equipment - End of year		3,720,672	3,881,926
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		9,009,461	9,140,575
Additions		75,211	55,362
Transfers		0	0
Change in reclamation provision		24,883	132,317
Disposals		(5,751)	(14,332)
JV Inkai restructuring	[1]		(367,993)
Effect of movements in exchange rates		(90,358)	63,532
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		9,013,446	9,009,461
Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		5,127,535	4,948,683
Depreciation charge		236,336	235,436
Transfers			0
Change in reclamation provision		2,732	59,616
Disposals		(3,197)	(10,685)
JV Inkai restructuring	[1]		(167,143)
Effect of movements in exchange rates		(62,483)	61,628
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		5,300,923	5,127,535
Land and buildgings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		2,254,871
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		0
Additions		3,517
Disposals		0
Depreciation charge		(871)
Right-of-use assets - end of year		2,646	0
Property, plant and equipment - End of year		2,167,268	2,254,871
Land and buildgings [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		5,089,908	5,045,112
Additions		2,327	1,944
Transfers		17,157	104,760
Change in reclamation provision		24,883	132,317
Disposals		(923)	(186)
JV Inkai restructuring	[1]		(245,882)
Effect of movements in exchange rates		(32,642)	51,843
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		5,100,710	5,089,908
Land and buildgings [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		2,835,037	2,717,249
Depreciation charge		128,579	120,754
Transfers			13,036
Change in reclamation provision		2,732	59,616
Disposals		(225)	(185)
JV Inkai restructuring	[1]		(123,919)
Effect of movements in exchange rates		(30,035)	48,486
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		2,936,088	2,835,037
Plant and equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		957,766
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		0
Additions		5,768
Disposals		(9)
Depreciation charge		(675)
Right-of-use assets - end of year		5,084	0
Property, plant and equipment - End of year		890,200	957,766
Plant and equipment [member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		2,654,944	2,729,635
Additions		7,179	7,274
Transfers		28,453	20,044
Change in reclamation provision		0	0
Disposals		(3,486)	(7,355)
JV Inkai restructuring	[1]		(109,748)
Effect of movements in exchange rates		(8,925)	15,094
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		2,678,165	2,654,944
Plant and equipment [member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		1,697,178	1,611,460
Depreciation charge		105,700	111,465
Transfers			6,333
Change in reclamation provision		0	0
Disposals		(2,194)	(5,853)
JV Inkai restructuring	[1]		(38,783)
Effect of movements in exchange rates		(7,635)	12,556
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		1,793,049	1,697,178
Furniture and fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		5,223
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		0
Additions		851
Disposals		0
Depreciation charge		(432)
Right-of-use assets - end of year		419	0
Property, plant and equipment - End of year		4,687	5,223
Furniture and fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		80,083	90,817
Additions		158	0
Transfers		951	288
Change in reclamation provision		0	0
Disposals		(142)	(4,714)
JV Inkai restructuring	[1]		(6,624)
Effect of movements in exchange rates		(181)	316
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		80,869	80,083
Furniture and fixtures [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		74,860	80,752
Depreciation charge		2,057	3,217
Transfers			(322)
Change in reclamation provision		0	0
Disposals		(139)	(4,647)
JV Inkai restructuring	[1]		(4,441)
Effect of movements in exchange rates		(177)	301
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		76,601	74,860
Under constructions [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		26,666
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		0
Additions		0
Disposals		0
Depreciation charge		0
Right-of-use assets - end of year		0	0
Property, plant and equipment - End of year		45,063	26,666
Under constructions [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		63,465	154,731
Additions		65,482	45,516
Transfers		(46,561)	(129,436)
Change in reclamation provision		0	0
Disposals		(507)	(1,663)
JV Inkai restructuring	[1]		(5,739)
Effect of movements in exchange rates		(17)	56
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		81,862	63,465
Under constructions [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		36,799	55,832
Depreciation charge		0	0
Transfers			(19,047)
Change in reclamation provision		0	0
Disposals		0	0
JV Inkai restructuring	[1]		0
Effect of movements in exchange rates		0	14
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		36,799	36,799
Exploration and evaluation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		637,400
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		0
Additions		0
Disposals		0
Depreciation charge		0
Right-of-use assets - end of year		0	0
Property, plant and equipment - End of year		613,454	637,400
Exploration and evaluation [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		1,121,061	1,120,280
Additions		65	628
Transfers		0	4,344
Change in reclamation provision		0	0
Disposals		(693)	(414)
JV Inkai restructuring	[1]		0
Effect of movements in exchange rates		(48,593)	(3,777)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		1,071,840	1,121,061
Exploration and evaluation [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		483,661	483,390
Depreciation charge		0	0
Transfers			0
Change in reclamation provision		0	0
Disposals		(639)	0
JV Inkai restructuring	[1]		0
Effect of movements in exchange rates		(24,636)	271
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		$ 458,386	$ 483,661

[1]

Effective January 1, 2018, Cameco’s ownership interest in JV Inkai was reduced to 40 % r esulting in JV Inkai being accounted for on an equity basis instead of proportionate consolidation (see note 11 ).